Derivatives - Narrative (Details) € in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Sep. 30, 2015 USD ($)	May 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Foreign Currency Forward Contracts | Designated Hedges
Derivative [Line Items]
Notional amount						$ 120.9	$ 4.7
Foreign Currency Forward Contracts | Non-designated Hedges
Derivative [Line Items]
Notional amount						$ 364.5	352.6
7.500% Senior Secured Notes due 2019
Derivative [Line Items]
Stated interest rate on debt (as a percent)	7.50%					7.50%
5.500% Senior Secured Notes due 2020
Derivative [Line Items]
Stated interest rate on debt (as a percent)	5.50%	5.50%	5.50%			5.50%
Notional value of derivatives cancelled			$ 175.9
5.375% Senior Notes due 2016
Derivative [Line Items]
Stated interest rate on debt (as a percent)				5.375%	5.375%
Cash flow hedges | Foreign Currency Forward Contracts | Designated Hedges
Derivative [Line Items]
Net unrealized gains (losses), included in other comprehensive income						$ 8.1	(0.5)
Fair Value Hedges | 6.250% Senior Secured Notes due 2022 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional amount	$ 625.0
Amount of debt hedged by the interest rate swap	$ 625.0
Fixed interest payments receivable (as a percent)	6.25%					6.25%
Fair Value Hedges | 7.500% Senior Secured Notes due 2019 | Interest Rate Swaps | Six-month LIBOR
Derivative [Line Items]
Spread rate (as a percent)						4.09%
Fair Value Hedges | 7.500% Senior Secured Notes due 2019 | Interest Rate Swaps | Designated Hedges | One-month LIBOR
Derivative [Line Items]
Notional amount						$ 250.0
Spread rate (as a percent)						3.42%
Fair Value Hedges | 7.500% Senior Secured Notes due 2019 | Interest Rate Swaps | Designated Hedges | Six-month LIBOR
Derivative [Line Items]
Notional amount						$ 250.0
Fair Value Hedges | 5.500% Senior Secured Notes due 2020 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional amount		$ 124.1				$ 300.0
Notional value of derivatives cancelled		175.9
Cash received from swap counterparties upon settlement		$ 13.0
Fair Value Hedges | 5.500% Senior Secured Notes due 2020 | Interest Rate Swaps | Designated Hedges | Six-month LIBOR
Derivative [Line Items]
Spread rate (as a percent)						1.86%
Fair Value Hedges | 7.500% Senior Secured Notes due in 2019 and 5.500% Senior Secured Notes due in 2020 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional value of derivatives cancelled	$ 624.0
Cash received from swap counterparties upon settlement	$ 59.0
Swap fair value adjustment to debt remained to be amortized						$ 0.9	$ 1.3
Fair Value Hedges | 5.375% Senior Notes due 2016 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional value of derivatives settled				$ 182.1	€ 150
Realized gains (losses)				$ 10.1
Minimum | Fair Value Hedges | 6.250% Senior Secured Notes due 2022 | Interest Rate Swaps | Designated Hedges | Six-month LIBOR
Derivative [Line Items]
Spread rate (as a percent)						5.65%
Maximum | Fair Value Hedges | 6.250% Senior Secured Notes due 2022 | Interest Rate Swaps | Designated Hedges | Six-month LIBOR
Derivative [Line Items]
Spread rate (as a percent)						5.77%